INTANGIBLE ASSETS INCLUDING GOODWILL - Intangible Assets by Class (Details) - USD ($) $ in Millions	3 Months Ended				12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Intangible asset balances by major asset class
Gross Carrying Amount	$ 306	$ 283		$ 169	$ 169	$ 159
Accumulated Amortization	(151)	(138)		(132)	(132)	(99)
Net Carrying Amount	154	145		36	36	60
Net carrying amount of intangible assets increased	9	108			(24)
Amortization of Intangible Assets	14	7	$ 10	7	37	29	$ 29
Intangible asset amortization expense	14	7	$ 9	$ 7
Capitalized software
Intangible asset balances by major asset class
Gross Carrying Amount	39	16			16	7
Accumulated Amortization	(15)	(16)			(13)	(4)
Net Carrying Amount	23	1			3	3
Customer relationships
Intangible asset balances by major asset class
Gross Carrying Amount	229	229			130	130
Accumulated Amortization	(113)	(100)			(97)	(77)
Net Carrying Amount	116	129			33	53
Completed technology
Intangible asset balances by major asset class
Gross Carrying Amount	20	20			20	20
Accumulated Amortization	(20)	(20)			(20)	(17)
Net Carrying Amount						3
Patents/trademarks
Intangible asset balances by major asset class
Gross Carrying Amount	18	18			2	2
Accumulated Amortization	(3)	(2)			$ (2)	$ (2)
Net Carrying Amount	$ 15	$ 16
Minimum | Customer relationships and trademarks
Intangible asset balances by major asset class
Useful life		5 years
Maximum | Customer relationships and trademarks
Intangible asset balances by major asset class
Useful life		7 years